Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Prospectus Date	rr_ProspectusDate	Apr. 14, 2014
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2014